Commitments	12 Months Ended
Mar. 31, 2025
Disclosure Of Commitments [Abstract]
Commitments	Commitments
Refer to note 13 for the maturity analysis of lease liabilities as at March 31, 2025.
In addition to the obligations under lease liabilities, the Company is subject to short-term leases and variable lease payments, as well as various non-cancelable service agreements with minimum spend commitments. The table below outlines the maturity analysis as at March 31, 2025 for the Company's short-term leases and variable lease payments, and for the minimum fixed and determinable portion of the Company's significant unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases and variable lease payments	3,829	10,256	200	14,285
Significant unconditional purchase obligations	37,210	101,020	—	138,230

Total contractual obligations	41,039	111,276	200	152,515
Short-term leases and variable lease payments include short term lease payments and variable lease payments for the Company's share of tenant operating expenses and taxes. Purchase obligations include significant unconditional hardware purchase obligations and non-cancelable service agreements with service providers and payment processors subject to minimum spend commitments.